TRADE AND OTHER PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Schedule of trade and other payables
Trade and other payables as at December 31, 2023 and 2022 are as follows:

Amounts in $ ‘000	2023	2022
Accounts payable	16,022	8,753
Taxes and social security	6,234	2,099
Accruals for employees	16,019	12,139
Accruals for rebates and discounts	11,643	10,490
Accrual for production	6,976	8,175
Other accruals	15,634	12,809
Balance at December 31	72,528	54,465